Movement of Allowance For Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of the year	$ 1,191	$ 661
Increase of the allowance for doubtful accounts	199	516
Foreign currency adjustment	(48)	14
Balance at end of the year	$ 1,342	$ 1,191